UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 47th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: August 31

Date of reporting period: February 28, 2021

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	February 28, 2021

CLEARBRIDGE

AGGRESSIVE GROWTH FUND

The Fund intends to no longer mail paper copies of the Fund’s shareholder reports like this one, unless you specifically request paper copies of the reports from the Fund or from your Service Agent or financial intermediary (such as a broker-dealer or bank). Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically (“e-delivery”), you will not be affected by this change and you need not take any action. If you have not already elected e-delivery, you may elect to receive shareholder reports and other communications from the Fund electronically by contacting your Service Agent or, if you are a direct shareholder with the Fund, by calling 1-877-721-1926.

You may elect to receive all future reports in paper free of charge. If you invest through a Service Agent, you can contact your Service Agent to request that you continue to receive paper copies of your shareholder reports. That election will apply to all Legg Mason Funds held in your account at that Service Agent. If you are a direct shareholder with the Fund, you can call the Fund at 1-877-721-1926, or write to the Fund by regular mail at Legg Mason Funds, P.O. Box 9699, Providence, RI 02940-9699 or by express, certified or registered mail to Legg Mason Funds, 4400 Computer Drive, Westborough, MA 01581 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. That election will apply to all Legg Mason Funds held in your account held directly with the fund complex.

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks capital

appreciation.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of ClearBridge Aggressive Growth Fund for the six-month reporting period ended February 28, 2021. Please read on for Fund performance information during the Fund’s reporting period.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

March 31, 2021

II	ClearBridge Aggressive Growth Fund

Performance review

For the six months ended February 28, 2021, Class A shares of ClearBridge Aggressive Growth Fund, excluding sales charges, returned 26.60%. The Fund’s unmanaged benchmark, the Russell 3000 Growth Indexi, returned 7.08% for the same period. The Lipper Multi-Cap Growth Funds Category Averageii returned 14.06% over the same time frame.

Performance Snapshot as of February 28, 2021 (unaudited)
(excluding sales charges)	6 months
ClearBridge Aggressive Growth Fund:
Class A	26.60%
Class C	26.15%
Class FI	26.59%
Class R	26.41%
Class I	26.80%
Class IS	26.84%
Russell 3000 Growth Index	7.08%
Lipper Multi-Cap Growth Funds Category Average	14.06%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/mutualfunds.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated December 29, 2020, the gross total annual fund operating expense ratios for Class A, Class C, Class FI, Class R, Class I and Class IS shares were 1.13%, 1.82%, 1.15%, 1.42%, 0.81% and 0.73%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

ClearBridge Aggressive Growth Fund	III

Performance review (cont’d)

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

March 31, 2021

RISKS: Equity securities are subject to market and price fluctuations. The Fund may invest a significant portion of its assets in small- and mid-cap companies, which may be more volatile than an investment that focuses only on large-cap companies. The Fund may focus its investments in certain companies, industries or market sectors, increasing its vulnerability to market volatility. Foreign securities are subject to certain risks of overseas investing, including currency fluctuations and social, political and economic uncertainties, which could result in significant market fluctuations. These risks are magnified in emerging markets. Emerging market countries tend to have economic, political and legal systems that are less developed and are less stable than those of more developed countries. Please see the Fund’s prospectus for a more complete discussion of these and other risks and the Fund’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

i

The Russell 3000 Growth Index measures the performance of the broad growth segment of the U.S. equity universe. It includes those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values. (A price-to-book ratio is the price of a stock compared to the difference between a company’s assets and liabilities.) The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the U.S. equity market.

ii

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended February 28, 2021, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 512 funds in the Fund’s Lipper category, and excluding sales charges, if any.

IV	ClearBridge Aggressive Growth Fund

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†

The bar graph above represents the composition of the Fund’s investments as of February 28, 2021 and August 31, 2020. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

ClearBridge Aggressive Growth Fund 2021 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on September 1, 2020 and held for the six months ended February 28, 2021.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class A	26.60%	$1,000.00	$1,266.00	1.11%	$6.24	Class A	5.00%	$1,000.00	$1,019.29	1.11%	$5.56
Class C	26.15	1,000.00	1,261.50	1.84	10.32	Class C	5.00	1,000.00	1,015.67	1.84	9.20
Class FI	26.59	1,000.00	1,265.90	1.13	6.35	Class FI	5.00	1,000.00	1,019.19	1.13	5.66
Class R	26.41	1,000.00	1,264.10	1.42	7.97	Class R	5.00	1,000.00	1,017.75	1.42	7.10
Class I	26.80	1,000.00	1,268.00	0.81	4.55	Class I	5.00	1,000.00	1,020.78	0.81	4.06
Class IS	26.84	1,000.00	1,268.40	0.73	4.11	Class IS	5.00	1,000.00	1,021.17	0.73	3.66

2	ClearBridge Aggressive Growth Fund 2021 Semi-Annual Report

[1]	For the six months ended February 28, 2021.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

ClearBridge Aggressive Growth Fund 2021 Semi-Annual Report	3

Schedule of investments (unaudited)

February 28, 2021

ClearBridge Aggressive Growth Fund

Security	Shares	Value
Common Stocks — 100.0%
Communication Services — 31.7%
Entertainment — 4.1%
Liberty Media Corp.-Liberty Formula One, Class A Shares	378,389	$14,670,142	*
Liberty Media Corp.-Liberty Formula One, Class C Shares	671,390	29,474,021	*
Madison Square Garden Entertainment Corp.	694,567	74,853,486	*
Madison Square Garden Sports Corp.	694,567	133,599,962	*
World Wrestling Entertainment Inc., Class A Shares	896,330	44,278,702
Total Entertainment		296,876,313
Interactive Media & Services — 6.4%
Facebook Inc., Class A Shares	77,387	19,936,439	*
Twitter Inc.	5,797,827	446,780,549	*
Total Interactive Media & Services		466,716,988
Media — 21.2%
AMC Networks Inc., Class A Shares	1,651,931	108,350,154	*
Comcast Corp., Class A Shares	11,635,331	613,414,650
Discovery Inc., Class A Shares	2,745,182	145,577,001	*
Discovery Inc., Class C Shares	2,407,770	108,349,650	*
Liberty Broadband Corp., Class A Shares	950,466	138,159,738	*
Liberty Broadband Corp., Class C Shares	1,205,708	180,265,403	*
Liberty Media Corp.-Liberty SiriusXM, Class A Shares	1,479,101	65,686,875	*
Liberty Media Corp.-Liberty SiriusXM, Class C Shares	2,705,254	119,355,807	*
MSG Networks Inc., Class A Shares	2,128,011	36,091,067	*
ViacomCBS Inc., Class B Shares	379,737	24,489,239
Total Media		1,539,739,584
Total Communication Services		2,303,332,885
Consumer Discretionary — 0.4%
Internet & Direct Marketing Retail — 0.4%
Qurate CRetail Inc., Class A Shares	2,508,450	31,154,949
Energy — 0.8%
Energy Equipment & Services — 0.8%
Core Laboratories NV	1,220,023	43,359,618
NOV Inc.	808,464	12,207,806
Total Energy		55,567,424
Financials — 1.1%
Capital Markets — 1.1%
Cohen & Steers Inc.	1,207,887	77,763,765
Health Care — 24.3%
Biotechnology — 16.5%
AbbVie Inc.	502,638	54,154,218
Agios Pharmaceuticals Inc.	705,569	33,472,193	*

See Notes to Financial Statements.

4	ClearBridge Aggressive Growth Fund 2021 Semi-Annual Report

ClearBridge Aggressive Growth Fund

Security	Shares	Value
Biotechnology — continued
Alkermes PLC	941,768	$17,931,263	*
Amgen Inc.	725,435	163,164,840
Biogen Inc.	1,537,557	419,568,554	*
Ionis Pharmaceuticals Inc.	2,306,791	120,875,849	*
Ultragenyx Pharmaceutical Inc.	528,697	74,831,773	*
Vertex Pharmaceuticals Inc.	1,472,461	312,971,586	*
Voyager Therapeutics Inc.	1,034,737	5,866,959	*
Total Biotechnology		1,202,837,235
Health Care Equipment & Supplies — 0.8%
Medtronic PLC	468,348	54,782,666
Health Care Providers & Services — 6.4%
Guardant Health Inc.	696,530	102,515,285	*
UnitedHealth Group Inc.	1,100,772	365,698,474
Total Health Care Providers & Services		468,213,759
Pharmaceuticals — 0.6%
Bausch Health Cos. Inc.	1,386,131	43,552,236	*
Total Health Care		1,769,385,896
Industrials — 4.5%
Aerospace & Defense — 2.2%
L3Harris Technologies Inc.	902,491	164,172,138
Building Products — 2.0%
Johnson Controls International PLC	2,591,422	144,575,433
Machinery — 0.3%
Pentair PLC	355,074	19,859,289
Total Industrials		3.28,606,860
Information Technology — 36.0%
Electronic Equipment, Instruments & Components — 5.8%
Dolby Laboratories Inc., Class A Shares	769,378	75,114,374
TE Connectivity Ltd.	2,664,978	346,527,089
Total Electronic Equipment, Instruments & Components		421,641,463
Semiconductors & Semiconductor Equipment — 11.4%
Broadcom Inc.	802,416	377,031,206
Cree Inc.	3,345,548	379,585,876	*
Intel Corp.	1,198,380	72,837,536
Total Semiconductors & Semiconductor Equipment		829,454,618
Software — 13.3%
Autodesk Inc.	1,089,588	300,726,288	*
Cerence Inc.	967,832	107,642,275	*
Citrix Systems Inc.	1,165,734	155,718,748

See Notes to Financial Statements.

ClearBridge Aggressive Growth Fund 2021 Semi-Annual Report	5

Schedule of investments (unaudited) (cont’d)

February 28, 2021

ClearBridge Aggressive Growth Fund

Security		Shares	Value
Software — continued
FireEye Inc.		2,760,675	$53,336,241	*
Nuance Communications Inc.		7,842,662	349,782,725	*
Total Software			967,206,277
Technology Hardware, Storage & Peripherals — 5.5%
Seagate Technology PLC		4,142,016	303,319,832
Western Digital Corp.		1,457,679	99,894,742
Total Technology Hardware, Storage & Peripherals			403,214,574
Total Information Technology			2,621,516,932
Materials — 1.2%
Metals & Mining — 1.2%
Freeport-McMoRan Inc.		2,002,585	67,907,657	*
Nucor Corp.		293,706	17,569,493
Total Materials			85,477,150
Total Investments before Short-Term Investments (Cost — $1,652,547,080)			7,272,805,861

	Rate
Short-Term Investments — 0.1%
JPMorgan 100% U.S. Treasury Securities Money Market
Fund, Institutional Class	0.006%	7,292,043	7,292,043
Western Asset Premier Institutional U.S. Treasury
Reserves, Premium Shares	0.010%	1,823,011	1,823,011	(a)
Total Short-Term Investments (Cost — $9,115,054)			9,115,054
Total Investments — 100.1% (Cost — $1,661,662,134)			7,281,920,915
Liabilities in Excess of Other Assets — (0.1)%			(8,288,672)
Total Net Assets — 100.0%			$7,273,632,243

*	Non-income producing security.

(a)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At February 28, 2021, the total market value of investments in Affiliated Companies was $1,823,011 and the cost was $1,823,011 (Note 8).

See Notes to Financial Statements.

6	ClearBridge Aggressive Growth Fund 2021 Semi-Annual Report

Statement of assets and liabilities (unaudited)

February 28, 2021

Assets:
Investments in unaffiliated securities, at value (Cost — $1,659,839,123)	$7,280,097,904
Investments in affiliated securities, at value (Cost — $1,823,011)	1,823,011
Receivable for Fund shares sold	3,629,444
Dividends and interest receivable	3,041,944
Prepaid expenses	110,003
Total Assets	7,288,702,306
Liabilities:
Payable for Fund shares repurchased	8,736,651
Investment management fee payable	3,911,747
Service and/or distribution fees payable	1,300,230
Transfer agent fees payable	847,667
Trustees’ fees payable	75,034
Accrued expenses	198,734
Total Liabilities	15,070,063
Total Net Assets	$7,273,632,243
Net Assets:
Par value (Note 7)	$383
Paid-in capital in excess of par value	1,317,639,310
Total distributable earnings (loss)	5,955,992,550
Total Net Assets	$7,273,632,243

See Notes to Financial Statements.

ClearBridge Aggressive Growth Fund 2021 Semi-Annual Report	7

Statement of assets and liabilities (unaudited) (cont’d)

February 28, 2021

Net Assets:
Class A	$5,718,839,861
Class C	$246,783,332
Class FI	$4,693,068
Class R	$38,048,734
Class I	$919,869,514
Class IS	$345,397,734
Shares Outstanding:
Class A	30,385,875
Class C	1,936,976
Class FI	24,684
Class R	209,679
Class I	4,188,715
Class IS	1,549,031
Net Asset Value:
Class A (and redemption price)	$188.21
Class C*	$127.41
Class FI (and redemption price)	$190.13
Class R (and redemption price)	$181.46
Class I (and redemption price)	$219.61
Class IS (and redemption price)	$222.98
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 5.75%)	$199.69
*	Redemption price per share is NAV of Class C shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (Note 2).

See Notes to Financial Statements.

8	ClearBridge Aggressive Growth Fund 2021 Semi-Annual Report

Statement of operations (unaudited)

For the Six Months Ended February 28, 2021

Investment Income:
Dividends	$44,721,329
Interest from unaffiliated investments	275
Interest from affiliated investments	95
Less: Foreign taxes withheld	(3,660)
Total Investment Income	44,718,039

Expenses:
Investment management fee (Note 2)	23,376,683
Service and/or distribution fees (Notes 2 and 5)	7,713,811
Transfer agent fees (Note 5)	4,132,983
Trustees’ fees	202,189
Registration fees	76,028
Fund accounting fees	64,768
Legal fees	57,481
Shareholder reports	55,381
Audit and tax fees	40,244
Insurance	32,729
Custody fees	25,636
Interest expense	10,206
Miscellaneous expenses	16,180
Total Expenses	35,804,319
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(526)
Net Expenses	35,803,793
Net Investment Income	8,914,246
Realized and Unrealized Gain on Investments (Notes 1 and 3):
Net Realized Gain From Unaffiliated Investment Transactions	477,437,543
Change in Net Unrealized Appreciation (Depreciation) From Unaffiliated Investments	1,105,661,381
Net Gain on Investments	1,583,098,924
Increase in Net Assets From Operations	$1,592,013,170

See Notes to Financial Statements.

ClearBridge Aggressive Growth Fund 2021 Semi-Annual Report	9

Statements of changes in net assets

For the Six Months Ended February 28, 2021 (unaudited) and the Year Ended August 31, 2020	2021	2020

Operations:
Net investment income	$8,914,246	$19,463,337
Net realized gain	477,437,543	960,529,639
Change in net unrealized appreciation (depreciation)	1,105,661,381	(100,473,736)
Increase in Net Assets From Operations	1,592,013,170	879,519,240

Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(1,098,884,472)	(842,188,565)
Decrease in Net Assets From Distributions to Shareholders	(1,098,884,472)	(842,188,565)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	234,977,041	506,743,096
Reinvestment of distributions	1,060,430,242	807,245,614
Cost of shares repurchased	(1,026,962,111)	(2,005,721,946)
Increase (Decrease) in Net Assets From Fund Share Transactions	268,445,172	(691,733,236)
Increase (Decrease) in Net Assets	761,573,870	(654,402,561)

Net Assets:
Beginning of period	6,512,058,373	7,166,460,934
End of period	$7,273,632,243	$6,512,058,373

See Notes to Financial Statements.

10	ClearBridge Aggressive Growth Fund 2021 Semi-Annual Report

Financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:
Class A Shares[1]	2021[2]	2020	2019	2018	2017	2016

Net asset value, beginning of period	$177.10	$175.73	$224.85	$208.24	$192.23	$196.14

Income (loss) from operations:
Net investment income	0.20	0.40	0.63	0.39	0.80	0.07
Net realized and unrealized gain (loss)	43.25	23.23	(19.51)	28.36	24.20	3.57
Total income (loss) from operations	43.45	23.63	(18.88)	28.75	25.00	3.64

Less distributions from:
Net investment income	(0.32)	(0.83)	(0.40)	(0.39)	(0.68)	—
Net realized gains	(32.02)	(21.43)	(29.84)	(11.75)	(8.31)	(7.55)
Total distributions	(32.34)	(22.26)	(30.24)	(12.14)	(8.99)	(7.55)

Net asset value, end of period	$188.21	$177.10	$175.73	$224.85	$208.24	$192.23
Total return[3]	26.60%	13.94%	(8.22)%	14.61%	13.43%	1.97%

Net assets, end of period (millions)	$5,719	$4,830	$4,776	$5,327	$5,264	$5,015

Ratios to average net assets:
Gross expenses	1.11%[4]	1.13%	1.12%	1.12%	1.12%	1.14%
Net expenses[5]	1.11 [4,6]	1.13 [6]	1.12 [6]	1.12 [6]	1.12 [6]	1.14
Net investment income	0.23 [4]	0.24	0.34	0.19	0.40	0.04

Portfolio turnover rate	0%	2%	2%[7]	0%[7,8]	1%[7]	3%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended February 28, 2021 (unaudited).

[3]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 1.25%. This expense limitation arrangement cannot be terminated prior to December 31, 2022 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]	Excludes securities delivered as a result of a redemption in-kind.

[8]	Amount represents less than 1%.

See Notes to Financial Statements.

ClearBridge Aggressive Growth Fund 2021 Semi-Annual Report	11

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:
Class C Shares[1]	2021[2]	2020	2019	2018	2017	2016

Net asset value, beginning of period	$129.21	$133.78	$179.73	$169.57	$158.56	$164.22

Income (loss) from operations:
Net investment loss	(0.29)	(0.55)	(0.42)	(0.83)	(0.47)	(1.01)
Net realized and unrealized gain (loss)	30.51	17.41	(15.69)	22.74	19.79	2.90
Total income (loss) from operations	30.22	16.86	(16.11)	21.91	19.32	1.89

Less distributions from:
Net realized gains	(32.02)	(21.43)	(29.84)	(11.75)	(8.31)	(7.55)
Total distributions	(32.02)	(21.43)	(29.84)	(11.75)	(8.31)	(7.55)

Net asset value, end of period	$127.41	$129.21	$133.78	$179.73	$169.57	$158.56
Total return[3]	26.15%	13.16%	(8.86)%	13.84%	12.63%	1.26%

Net assets, end of period (millions)	$247	$256	$404	$1,174	$1,290	$1,453

Ratios to average net assets:
Gross expenses	1.84%[4]	1.82%	1.81%	1.79%	1.83%	1.84%
Net expenses[5]	1.84 [4,6]	1.82 [6]	1.81 [6]	1.79 [6]	1.83 [6]	1.84
Net investment loss	(0.47) [4]	(0.43)	(0.29)	(0.49)	(0.29)	(0.66)

Portfolio turnover rate	0%	2%	2%[7]	0%[7,8]	1%[7]	3%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended February 28, 2021 (unaudited).

[3]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 2.00%. This expense limitation arrangement cannot be terminated prior to December 31, 2022 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]	Excludes securities delivered as a result of a redemption in-kind.

[8]	Amount represents less than 1%.

See Notes to Financial Statements.

12	ClearBridge Aggressive Growth Fund 2021 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:
Class FI Shares[1]	2021[2]	2020	2019	2018	2017	2016

Net asset value, beginning of period	$178.54	$176.90	$226.03	$209.00	$192.76	$196.64

Income (loss) from operations:
Net investment income	0.19	0.42	0.88	0.41	0.88	0.09
Net realized and unrealized gain (loss)	43.63	23.35	(19.82)	28.51	24.23	3.58
Total income (loss) from operations	43.82	23.77	(18.94)	28.92	25.11	3.67

Less distributions from:
Net investment income	(0.21)	(0.70)	(0.35)	(0.14)	(0.56)	—
Net realized gains	(32.02)	(21.43)	(29.84)	(11.75)	(8.31)	(7.55)
Total distributions	(32.23)	(22.13)	(30.19)	(11.89)	(8.87)	(7.55)

Net asset value, end of period	$190.13	$178.54	$176.90	$226.03	$209.00	$192.76
Total return[3]	26.59%	13.93%	(8.21)%	14.62%	13.45%	1.98%

Net assets, end of period (000s)	$4,693	$4,185	$6,668	$20,013	$29,536	$35,448

Ratios to average net assets:
Gross expenses	1.13%[4]	1.15%	1.11%	1.11%	1.10%	1.13%
Net expenses[5]	1.13 [4,6]	1.14 [6]	1.11	1.11	1.10 [6]	1.13
Net investment income	0.21 [4]	0.24	0.46	0.19	0.44	0.05

Portfolio turnover rate	0%	2%	2%[7]	0%[7,8]	1%[7]	3%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended February 28, 2021 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class FI shares did not exceed 1.25%. This expense limitation arrangement cannot be terminated prior to December 31, 2022 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]	Excludes securities delivered as a result of a redemption in-kind.

[8]	Amount represents less than 1%.

See Notes to Financial Statements.

ClearBridge Aggressive Growth Fund 2021 Semi-Annual Report	13

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:
Class R Shares[1]	2021[2]	2020	2019	2018	2017	2016

Net asset value, beginning of period $	171.73	$170.89	$219.67	$203.92	$188.37	$192.89

Income (loss) from operations:
Net investment income (loss)	(0.07)	(0.07)	0.11	(0.22)	0.24	(0.46)
Net realized and unrealized gain (loss)	41.82	22.51	(19.05)	27.72	23.68	3.49
Total income (loss) from operations	41.75	22.44	(18.94)	27.50	23.92	3.03

Less distributions from:
Net investment income	—	(0.17)	—	—	(0.06)	—
Net realized gains	(32.02)	(21.43)	(29.84)	(11.75)	(8.31)	(7.55)
Total distributions	(32.02)	(21.60)	(29.84)	(11.75)	(8.37)	(7.55)

Net asset value, end of period	$181.46	$171.73	$170.89	$219.67	$203.92	$188.37
Total return[3]	26.41%	13.60%	(8.49)%	14.27%	13.09%	1.68%

Net assets, end of period (000s)	$38,049	$33,618	$47,501	$70,746	$94,013	$103,837

Ratios to average net assets:
Gross expenses	1.42%[4]	1.42%	1.42%	1.41%	1.42%	1.43%
Net expenses[5]	1.42 [4,6]	1.42 [6]	1.42	1.41	1.42 [6]	1.43
Net investment income (loss)	(0.08) [4]	(0.04)	0.06	(0.11)	0.12	(0.25)

Portfolio turnover rate	0%	2%	2%[7]	0%[7,8]	1%[7]	3%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended February 28, 2021 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class R shares did not exceed 1.50%. This expense limitation arrangement cannot be terminated prior to December 31, 2022 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]	Excludes securities delivered as a result of a redemption in-kind.

[8]	Amount represents less than 1%.

See Notes to Financial Statements.

14	ClearBridge Aggressive Growth Fund 2021 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:
Class I Shares[1]	2021[2]	2020	2019	2018	2017	2016

Net asset value, beginning of period	$202.02	$197.40	$248.42	$228.71	$210.12	$213.05

Income (loss) from operations:
Net investment income	0.56	1.13	1.44	1.17	1.67	0.71
Net realized and unrealized gain (loss)	49.83	26.18	(21.64)	31.31	26.41	3.91
Total income (loss) from operations	50.39	27.31	(20.20)	32.48	28.08	4.62

Less distributions from:
Net investment income	(0.78)	(1.26)	(0.98)	(1.02)	(1.18)	—
Net realized gains	(32.02)	(21.43)	(29.84)	(11.75)	(8.31)	(7.55)
Total distributions	(32.80)	(22.69)	(30.82)	(12.77)	(9.49)	(7.55)

Net asset value, end of period	$219.61	$202.02	$197.40	$248.42	$228.71	$210.12
Total return[3]	26.80%	14.31%	(7.92)%	14.97%	13.79%	2.28%

Net assets, end of period (millions)	$920	$896	$1,385	$3,046	$3,273	$3,786

Ratios to average net assets:
Gross expenses	0.81%[4]	0.81%	0.79%	0.80%	0.81%	0.83%
Net expenses[5]	0.81 [4,6]	0.81 [6]	0.79	0.80	0.81	0.83
Net investment income	0.55 [4]	0.58	0.69	0.50	0.76	0.35

Portfolio turnover rate	0%	2%	2%[7]	0%[7,8]	1%[7]	3%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended February 28, 2021 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.90%. This expense limitation arrangement cannot be terminated prior to December 31, 2022 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]	Excludes securities delivered as a result of a redemption in-kind.

[8]	Amount represents less than 1%.

See Notes to Financial Statements.

ClearBridge Aggressive Growth Fund 2021 Semi-Annual Report	15

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:
Class IS Shares[1]	2021[2]	2020	2019	2018	2017	2016

Net asset value, beginning of period	$204.72	$199.81	$251.11	$231.06	$212.29	$214.91

Income (loss) from operations:
Net investment income	0.78	1.26	1.64	1.38	1.67	0.94
Net realized and unrealized gain (loss)	50.43	26.55	(21.93)	31.65	26.91	3.99
Total income (loss) from operations	51.21	27.81	(20.29)	33.03	28.58	4.93

Less distributions from:
Net investment income	(0.93)	(1.47)	(1.17)	(1.23)	(1.50)	—
Net realized gains	(32.02)	(21.43)	(29.84)	(11.75)	(8.31)	(7.55)
Total distributions	(32.95)	(22.90)	(31.01)	(12.98)	(9.81)	(7.55)

Net asset value, end of period	$222.98	$204.72	$199.81	$251.11	$231.06	$212.29
Total return[3]	26.84%	14.40%	(7.86)%	15.07%	13.90%	2.41%

Net assets, end of period (millions)	$345	$491	$547	$1,063	$1,614	$1,175

Ratios to average net assets:
Gross expenses	0.73%[4]	0.73%	0.72%	0.71%	0.71%	0.71%
Net expenses[5]	0.73 [4,6]	0.73 [6]	0.72	0.71	0.71	0.71
Net investment income	0.75 [4]	0.64	0.78	0.59	0.75	0.46

Portfolio turnover rate	0%	2%	2%[7]	0%[7,8]	1%[7]	3%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended February 28, 2021 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class IS shares did not exceed 0.80%. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2022 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]	Excludes securities delivered as a result of a redemption in-kind.

[8]	Amount represents less than 1%.

See Notes to Financial Statements.

16	ClearBridge Aggressive Growth Fund 2021 Semi-Annual Report

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

ClearBridge Aggressive Growth Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence

ClearBridge Aggressive Growth Fund 2021 Semi-Annual Report	17

Notes to financial statements (unaudited) (cont’d)

reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

18	ClearBridge Aggressive Growth Fund 2021 Semi-Annual Report

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks†	$7,272,805,861	—	—	$7,272,805,861
Short-Term Investments†	9,115,054	—	—	9,115,054
Total Investments	$7,281,920,915	—	—	$7,281,920,915

†	See Schedule of Investments for additional detailed categorizations.

(b) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(c) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities), adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(d) Distributions to shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Share class accounting. Investment income, common expenses and realized/ unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

ClearBridge Aggressive Growth Fund 2021 Semi-Annual Report	19

Notes to financial statements (unaudited) (cont’d)

(f) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(g) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of August 31, 2020, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(h) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and ClearBridge Investments, LLC (“ClearBridge”) is the Fund’s subadviser. Western Asset Management Company, LLC (“Western Asset”) manages the portion of the Fund’s cash and short-term instruments allocated to it. LMPFA, ClearBridge and Western Asset are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).

Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, in accordance with the following breakpoint schedule:

Average Daily Net Assets	Annual Rate
First $1 billion	0.750%
Next $1 billion	0.725
Next $3 billion	0.700
Next $5 billion	0.675
Over $10 billion	0.650

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund, except for the management of the portion of the cash and short-term instruments allocated to Western Asset. For their services, LMPFA pays ClearBridge and Western Asset a fee monthly, at an

20	ClearBridge Aggressive Growth Fund 2021 Semi-Annual Report

annual rate equal to 70% of the net management fee it receives from the Fund. For Western Asset’s services to the Fund, LMPFA pays Western Asset monthly 0.02% of the portion of the Fund’s average daily net assets that are allocated to Western Asset by LMPFA.

As a result of expense limitation arrangements between the Fund and LMPFA, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A, Class C, Class FI, Class R, Class I and Class IS shares did not exceed 1.25%, 2.00%, 1.25%, 1.50%, 0.90% and 0.80%, respectively. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2022 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund (the “affiliated money market fund waiver”). The affiliated money market fund waiver is not subject to the recapture provision discussed below.

During the six months ended February 28, 2021, fees waived and/or expenses reimbursed amounted to $526, which included an affiliated money market fund waiver of $424.

LMPFA is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will LMPFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.

Legg Mason Investor Services, LLC (“LMIS”) serves as the Fund’s sole and exclusive distributor. LMIS is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources.

There is a maximum initial sales charge of 5.75% for Class A shares. Class C shares have a 1.00% CDSC, which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of funds sold by LMIS, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended February 28, 2021, sales charges retained by and CDSCs paid to LMIS and its affiliates, if any, were as follows:

	Class A	Class C
Sales charges	$444,279	—
CDSCs	2,220	$4,570

ClearBridge Aggressive Growth Fund 2021 Semi-Annual Report	21

Notes to financial statements (unaudited) (cont’d)

All officers and one Trustee of the Trust are employees of Franklin Resources or its affiliates and do not receive compensation from the Trust.

3. Investments

During the six months ended February 28, 2021, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	—
Sales	$803,976,589

At February 28, 2021, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$1,661,662,134	$5,637,956,345	$(17,697,564)	$5,620,258,781

4. Derivative instruments and hedging activities

During the six months ended February 28, 2021, the Fund did not invest in derivative instruments.

5. Class specific expenses, waivers and/or expense reimbursements

The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A, Class C, Class FI and Class R shares calculated at the annual rate of 0.25%, 1.00%, 0.25% and 0.50% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.

For the six months ended February 28, 2021, class specific expenses were as follows:

	Service and/or Distribution Fees		Transfer Agent Fees
Class A	$6,388,284	†	$3,536,884
Class C	1,234,476	†	145,760
Class FI	5,575		3,576
Class R	85,476		33,733
Class I	—		396,367
Class IS	—		16,663
Total	$7,713,811		$4,132,983

†

Amounts shown are exclusive of expense reimbursements. For the six months ended February 28, 2021, the service and/or distribution fees reimbursed amounted to $88 and $13 for Class A and Class C shares, respectively.

22	ClearBridge Aggressive Growth Fund 2021 Semi-Annual Report

For the six months ended February 28, 2021, waivers and/or expense reimbursements by class were as follows:

	Waivers/Expense Reimbursements
Class A	$408
Class C	30
Class FI	0	*
Class R	2
Class I	58
Class IS	28
Total	$526

*	Amount represents less than $1.

6. Distributions to shareholders by class

	Six Months Ended February 28, 2021	Year Ended August 31, 2020
Net Investment Income:
Class A	$10,033,112	$24,438,044
Class C	—	—
Class FI	5,799	25,495
Class R	—	43,417
Class I	3,486,843	7,820,180
Class IS	1,474,282	4,172,873
Total	$15,000,036	$36,500,009
Net Realized Gains:
Class A	$847,929,592	$564,486,533
Class C	56,778,874	56,191,951
Class FI	1,050,325	704,972
Class R	5,816,416	5,002,330
Class I	128,220,999	123,998,360
Class IS	44,088,230	55,304,410
Total	$1,083,884,436	$805,688,556

7. Shares of beneficial interest

At February 28, 2021, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

ClearBridge Aggressive Growth Fund 2021 Semi-Annual Report	23

Notes to financial statements (unaudited) (cont’d)

Transactions in shares of each class were as follows:

	Six Months Ended February 28, 2021		Year Ended August 31, 2020
	Shares	Amount	Shares	Amount

Class A
Shares sold	795,036	$142,053,837	1,717,340	$289,613,355
Shares issued on reinvestment	4,927,025	834,664,339	3,351,753	573,889,203
Shares repurchased	(2,611,953)	(465,787,267)	(4,972,196)	(840,668,731)
Net increase	3,110,108	$510,930,909	96,897	$22,833,827

Class C
Shares sold	41,097	$5,047,022	111,815	$13,850,734
Shares issued on reinvestment	484,040	55,485,480	415,813	51,926,723
Shares repurchased	(572,125)	(71,439,555)	(1,560,885)	(197,621,775)
Net decrease	(46,988)	$(10,907,053)	(1,033,257)	$(131,844,318)

Class FI
Shares sold	11,639	$2,273,738	5,959	$1,015,738
Shares issued on reinvestment	6,176	1,056,124	4,235	730,467
Shares repurchased	(16,569)	(2,884,829)	(24,452)	(4,081,747)
Net increase (decrease)	1,246	$445,033	(14,258)	$(2,335,542)

Class R
Shares sold	26,606	$4,655,228	44,453	$7,168,514
Shares issued on reinvestment	35,053	5,717,561	27,634	4,578,620
Shares repurchased	(47,738)	(8,217,833)	(154,288)	(25,605,816)
Net increase (decrease)	13,921	$2,154,956	(82,201)	$(13,858,682)

Class I
Shares sold	281,671	$58,048,942	753,256	$143,319,975
Shares issued on reinvestment	600,908	118,963,906	599,801	117,057,086
Shares repurchased	(1,129,485)	(233,397,178)	(3,934,217)	(762,535,008)
Net decrease	(246,906)	$(56,384,330)	(2,581,160)	$(502,157,947)

Class IS
Shares sold	109,109	$22,898,274	272,606	$51,774,780
Shares issued on reinvestment	221,464	44,542,832	298,478	59,063,515
Shares repurchased	(1,181,713)	(245,235,449)	(909,862)	(175,208,869)
Net decrease	(851,140)	$(177,794,343)	(338,778)	$(64,370,574)

8. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for

24	ClearBridge Aggressive Growth Fund 2021 Semi-Annual Report

all or some portion of the six months ended February 28, 2021. The following transactions were effected in such company for the six months ended February 28, 2021.

	Affiliate Value at August 31, 2020	Purchased		Sold
		Cost	Shares	Cost	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	$2,428,166	$58,042,901	58,042,901	$58,648,056	58,648,056

(cont’d)	Realized Gain (Loss)	Interest Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at February 28, 2021
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	—	$95	—	$1,823,011

9. Recent accounting pronouncement

In March 2020, the Financial Accounting Standards Board issued Accounting Standards Update No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting (the “ASU”). The amendments in the ASU provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate and other interbank-offered based reference rates as of the end of 2021. The ASU is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of this ASU will not have a material impact on the financial statements.

10. Other matter

The outbreak of the respiratory illness COVID-19 (commonly referred to as “coronavirus”) has continued to rapidly spread around the world, causing considerable uncertainty for the global economy and financial markets. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. The COVID-19 pandemic could adversely affect the value and liquidity of the Fund’s investments, impair the Fund’s ability to satisfy redemption requests, and negatively impact the Fund’s performance. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Fund by its service providers.

ClearBridge Aggressive Growth Fund 2021 Semi-Annual Report	25

Statement regarding liquidity risk management program (unaudited)

As required by law, the fund has adopted and implemented a liquidity risk management program (the “Program”) that is designed to assess and manage liquidity risk. Liquidity risk is the risk that the fund could not meet requests to redeem its shares without significant dilution of remaining investors’ interests in the fund. Legg Mason Partners Fund Advisor, LLC (the “Manager”), the fund’s manager, is the administrator of the Program. The Manager has established a liquidity risk management committee (the “Committee”) to administer the Program on a day-to-day basis.

The Committee, on behalf of the Manager, provided the fund’s Board of Trustees with a report that addressed the operation of the Program, assessed its adequacy and effectiveness of implementation, including, if applicable, the operation of any highly liquid investment minimum (“HLIM”), and described any material changes that had been made to the Program or were recommended (the “Report”). The Report covered the period from December 1, 2018 through December 31, 2019 (the “Reporting Period”).

The Report confirmed that there were no material changes to the Program during the Reporting Period and that no changes were recommended.

The Report also confirmed that, throughout the Reporting Period, the Committee had monitored the fund’s portfolio liquidity and liquidity risk on an ongoing basis, as described in the Program and in Board reporting throughout the Reporting Period.

The Report discussed the Committee’s annual review of the Program, which addressed, among other things, the following elements of the Program:

Assessment, Management, and Periodic Review of Liquidity Risk. The Committee reviewed the fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. The Committee noted that the fund’s investment strategy continues to be appropriate for an open-end fund, taking into account, among other things, whether and to what extent the fund held less liquid and illiquid assets and the extent to which any such investments affected the fund’s ability to meet redemption requests. In managing and reviewing the fund’s liquidity risk, the Committee also considered the extent to which the fund’s investment strategy involves a relatively concentrated portfolio or large positions in particular issuers, the extent to which the fund uses borrowing for investment purposes, and the extent to which the fund uses derivatives (including for hedging purposes). The Committee also reviewed the fund’s short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. In assessing the fund’s cash flow projections, the Committee considered, among other factors, historical net redemption activity, redemption policies, ownership concentration, distribution channels, and the degree of certainty associated with the fund’s short-term and long-term cash flow projections. The Committee also considered the fund’s holdings of cash and cash equivalents, as well as borrowing arrangements and other

26	ClearBridge Aggressive Growth Fund

funding sources, including, if applicable, the fund’s participation in a credit facility, as components of the fund’s ability to meet redemption requests.

Liquidity Classification. The Committee reviewed the Program’s liquidity classification methodology for categorizing the fund’s investments into one of four liquidity buckets. In reviewing the fund’s investments, the Committee considered, among other factors, whether trading varying portions of a position in a particular portfolio investment or asset class in sizes the fund would reasonably anticipate trading, would be reasonably expected to significantly affect liquidity.

Highly Liquid Investment Minimum. The Committee performed an analysis to determine whether the fund is required to maintain a Highly Liquid Investment Minimum, and determined that no such minimum is required because the fund primarily holds highly liquid investments.

Compliance with Limitation on Illiquid Investments. The Committee confirmed that during the Reporting Period, the fund did not acquire any illiquid investment such that, after the acquisition, the fund would have invested more than 15% of its assets in illiquid investments that are assets, in accordance with the Program and applicable SEC rules.

Redemptions in Kind. The Committee confirmed that no redemptions in-kind were effected by the fund during the Reporting Period.

The Report stated that the Committee concluded that the Program is reasonably designed and operated effectively to assess and manage the fund’s liquidity risk throughout the Reporting Period.

ClearBridge Aggressive Growth Fund	27

ClearBridge

Aggressive Growth Fund

Trustees

Paul R. Ades

Andrew L. Breech

Althea L. Duersten

Chair

Stephen R. Gross

Susan M. Heilbron

Howard J. Johnson

Jerome H. Miller

Ken Miller

Thomas F. Schlafly

Jane Trust

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

ClearBridge Investments, LLC

Distributor

Legg Mason Investor Services, LLC

Custodian

The Bank of New York Mellon

Transfer agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Independent registered public accounting firm

PricewaterhouseCoopers LLP Baltimore, MD

ClearBridge Aggressive Growth Fund

The Fund is a separate investment series of Legg Mason Partners Equity Trust, a Maryland statutory trust.

ClearBridge Aggressive Growth Fund

Legg Mason Funds

620 Eighth Avenue, 47th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 1-877-721-1926.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-721-1926, (2) at www.leggmason.com/mutualfunds and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of ClearBridge Aggressive Growth Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com

© 2021 Legg Mason Investor Services, LLC

Member FINRA, SIPC

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Bank account information, legal documents, and identity verification documentation;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law.

The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform statistical analysis, market research and marketing services solely for the Funds;

•

Permit access to transfer, whether in the United States or countries outside of the United States to such Funds’ employees, agents and affiliates and service providers as required to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	The Funds’ representatives such as legal counsel, accountants and auditors to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;
•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf, including those outside the United States, are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform. The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary, so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, if you have questions about the Funds’ privacy practices, or our use of your nonpublic personal information, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Fund at 1-877-721-1926.

Revised April 2018

Legg Mason California Consumer Privacy Act Policy

Although much of the personal information we collect is “nonpublic personal information” subject to federal law, residents of California may, in certain circumstances, have additional rights under the California Consumer Privacy Act (“CCPA”). For example, if you are a broker,

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

dealer, agent, fiduciary, or representative acting by or on behalf of, or for, the account of any other person(s) or household, or a financial advisor, or if you have otherwise provided personal information to us separate from the relationship we have with personal investors, the provisions of this Privacy Policy apply to your personal information (as defined by the CCPA).

•

In addition to the provisions of the Legg Mason Funds Security and Privacy Notice, you may have the right to know the categories and specific pieces of personal information we have collected about you.

•	You also have the right to request the deletion of the personal information collected or maintained by the Funds.

If you wish to exercise any of the rights you have in respect of your personal information, you should advise the Funds by contacting them as set forth below. The rights noted above are subject to our other legal and regulatory obligations and any exemptions under the CCPA. You may designate an authorized agent to make a rights request on your behalf, subject to the identification process described below. We do not discriminate based on requests for information related to our use of your personal information, and you have the right not to receive discriminatory treatment related to the exercise of your privacy rights.

We may request information from you in order to verify your identity or authority in making such a request. If you have appointed an authorized agent to make a request on your behalf, or you are an authorized agent making such a request (such as a power of attorney or other written permission), this process may include providing a password/passcode, a copy of government issued identification, affidavit or other applicable documentation, i.e. written permission. We may require you to verify your identity directly even when using an authorized agent, unless a power of attorney has been provided. We reserve the right to deny a request submitted by an agent if suitable and appropriate proof is not provided.

For the 12-month period prior to the date of this Privacy Policy, the Legg Mason Funds have not sold any of your personal information; nor do we have any plans to do so in the future.

Contact Information

Address: Data Privacy Officer, 100 International Dr., Baltimore, MD 21202

Email: DataProtectionOfficer@franklintempleton.com

Phone: 1-800-396-4748

Revised October 2020

NOT PART OF THE SEMI-ANNUAL REPORT

www.leggmason.com

© 2021 Legg Mason Investor Services, LLC Member FINRA, SIPC

FD02208 4/21 SR21-4107

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 13. EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2)  Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section  906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Equity Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date: April 20, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date: April 20, 2021

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date: April 20, 2021